13001998

NASDAQ
THE NASDAQ OMX GROUP

Received SEC

MAY 09 2013

Washington, DC 20549

William Slattery, CFA
Vice President
Listing Qualifications

001-35918

By Electronic Mail

May 9, 2013

COMNAS

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on May 9, 2013 The Nasdaq Stock Market (the "Exchange") received from MAM Software Group, Inc. (the "Registrant") a copy of the Registrant's application on 8A 12(b) for the registration of the following security:

Common Stock, $0.0001 par value per share

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery